Financial Investments - HSBC Holdings, Contractual maturities and weighted average yields of investment debt securities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Amortised cost	$ 436,959	$ 404,111
Financial assets	2,621,427	2,471,203
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Debt securities
Disclosure of financial assets [line items]
Financial assets	85,735	62,666
Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	75,259	61,987
US Treasury
Disclosure of financial assets [line items]
Amortised cost	79,633	54,941
US Government agencies
Disclosure of financial assets [line items]
Amortised cost	26,356	21,058
US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	8,070	12,867
Up to 1 year | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	5,472
Financial assets	5,472	2,519
Up to 1 year | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,010
Yield	1.90%
Up to 1 year | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
Up to 1 year | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
1 to 5 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 14,395
Financial assets	14,395	10,086
1 to 5 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 4,879
Yield	1.80%
1 to 5 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 13
Yield	3.80%
1 to 5 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 482
Yield	2.70%
5 to 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 21,431
Financial assets	21,431	16,065
5 to 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,931
Yield	1.90%
5 to 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 19
Yield	3.50%
5 to 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 551
Yield	2.30%
Over 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 33,961
Financial assets	33,961	33,317
Over 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 141
Yield	4.20%
Over 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 10,286
Yield	2.60%
Over 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 2,015
Yield	3.20%
HSBC Holdings
Disclosure of financial assets [line items]
Amortised cost	$ 16,106	0
Financial assets	93,215	83,933
HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	16,106	0
HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	16,106
HSBC Holdings | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	6,025	0
HSBC Holdings | US Treasury
Disclosure of financial assets [line items]
Amortised cost	16,106	0
HSBC Holdings | US Government agencies
Disclosure of financial assets [line items]
Amortised cost	0	0
HSBC Holdings | US Government-sponsored entities
Disclosure of financial assets [line items]
Amortised cost	0	0
HSBC Holdings | Up to 1 year | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	3,010
Financial assets	3,010	0
HSBC Holdings | Up to 1 year | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,010
Yield	1.90%
HSBC Holdings | Up to 1 year | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | Up to 1 year | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 1 to 5 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,015
Financial assets	3,015	0
HSBC Holdings | 1 to 5 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 3,015
Yield	1.70%
HSBC Holdings | 1 to 5 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 1 to 5 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 5 to 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Financial assets	0	0
HSBC Holdings | 5 to 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 5 to 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | 5 to 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | Over 10 years | Debt securities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Financial assets	0	$ 0
HSBC Holdings | Over 10 years | US Treasury | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | Over 10 years | US Government agencies | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%
HSBC Holdings | Over 10 years | US Government-sponsored entities | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Amortised cost	$ 0
Yield	0.00%